Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [Abstract]
Earnings per share
Note 24.- Earnings per share

Basic earnings per share have been calculated by dividing the profit/(loss) attributable to equity holders of the Company by the average number of outstanding shares.

Average number of outstanding diluted shares for the year 2023 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares as of December 31, 2022, and December 31, 2021) on the settlement of the Green Exchangeable Notes (Note 15) and the potential issuance of 217,418 shares (226,032 as of December 31, 2022 and 327,749 shares as of December 31, 2021) under the long-term incentive plans granted to employees. It also included the potential issuance of 596,681 shares to Algonquin for the year 2022 (725,041 shares as of December 31, 2021) under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 14).

	For the year ended December 31,
Item	2023	2022	2021
Profit/(loss) attributable to Atlantica	43,380	(5,443)	(30,080)
Average number of ordinary shares outstanding (thousands) - basic	116,152	114,695	111,008
Average number of ordinary shares outstanding (thousands) - diluted	119,720	118,865	115,408
Earnings per share for the year (US dollar per share) - basic	0.37	(0.05)	(0.27)
Earnings per share for the year (US dollar per share) - diluted (*)	0.37	(0.09)	(0.28)

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the year ended December 31, 2023, as they have an antidilutive effect. For the years ended December 31, 2022, and December 31, 2021, the potential ordinary shares related to the long-term incentive plans granted to employees and the ATM program have not been considered in the calculation of diluted earnings per share as they have an antidilutive effect.